UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Report to Shareholders.

Semi-Annual Report

March 31, 2018

SELECT SECTOR SPDR FUNDS

The Select Sector SPDR Trust consists of ten separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of ten major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.

TEN SELECT SECTOR SPDR FUNDS

Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY

The Consumer Staples Select Sector SPDR Fund	XLP

The Energy Select Sector SPDR Fund	XLE

The Financial Select Sector SPDR Fund	XLF

The Health Care Select Sector SPDR Fund	XLV

The Industrial Select Sector SPDR Fund	XLI

The Materials Select Sector SPDR Fund	XLB

The Real Estate Select Sector SPDR Fund	XLRE

The Technology Select Sector SPDR Fund	XLK

The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the ten Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

OBJECTIVE

Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

†	S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (UNAUDITED)

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

   Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
Amazon.com, Inc.	2,614,393,925	20.4%
Home Depot, Inc.	934,875,751	7.3
Comcast Corp. Class A	712,002,374	5.5
Walt Disney Co.	678,953,709	5.3
Netflix, Inc.	576,178,527	4.5
TOTAL	5,516,404,286	43.0%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

   Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
Procter & Gamble Co.	1,013,795,775	11.6%
Coca-Cola Co.	845,502,015	9.6
PepsiCo, Inc.	787,132,387	9.0
Philip Morris International, Inc.	782,853,029	9.0
Walmart, Inc.	655,034,329	7.5
TOTAL	4,084,317,535	46.7%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

   Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
Exxon Mobil Corp.	4,021,605,912	23.2%
Chevron Corp.	2,975,862,396	17.1
Schlumberger, Ltd.	1,224,625,413	7.1
ConocoPhillips	846,389,711	4.9
EOG Resources, Inc.	805,003,480	4.6
TOTAL	9,873,486,912	56.9%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

    Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	3,704,448,127	11.6%
JPMorgan Chase & Co.	3,641,138,591	11.4
Bank of America Corp.	2,767,996,957	8.6
Wells Fargo & Co.	2,219,743,895	6.9
Citigroup, Inc.	1,673,277,008	5.2
TOTAL	14,006,604,578	43.7%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

    Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
Johnson & Johnson	1,695,060,169	11.1%
Pfizer, Inc.	1,041,577,733	6.8
UnitedHealth Group, Inc.	1,020,962,756	6.7
AbbVie, Inc.	743,862,868	4.9
Merck & Co., Inc.	724,088,720	4.8
TOTAL	5,225,552,246	34.3%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

    Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
Boeing Co.	1,002,012,100	7.9%
3M Co.	722,605,619	5.7
General Electric Co.	650,646,951	5.1
Honeywell International, Inc.	600,215,638	4.7
Union Pacific Corp.	584,233,855	4.6
TOTAL	3,559,714,163	28.0%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

    Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
DowDuPont, Inc.	1,010,302,031	21.8%
Monsanto Co.	377,850,738	8.1
Praxair, Inc.	304,373,722	6.6
Air Products & Chemicals, Inc.	255,772,879	5.5
LyondellBasell Industries NV Class A	251,164,055	5.4
TOTAL	2,199,463,425	47.4%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

    Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
American Tower Corp. REIT	240,308,499	10.2%
Simon Property Group, Inc. REIT	180,164,883	7.6
Crown Castle International Corp. REIT	170,478,735	7.2
Prologis, Inc. REIT	125,958,583	5.3
Equinix, Inc. REIT	124,256,573	5.3
TOTAL	841,167,273	35.6%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

    Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
Apple, Inc.	2,876,191,971	14.1%
Microsoft Corp.	2,374,292,669	11.6
Facebook, Inc. Class A	1,293,462,340	6.4
Alphabet, Inc. Class C	1,060,997,911	5.2
Alphabet, Inc. Class A	1,045,938,059	5.1
TOTAL	8,650,882,950	42.4%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND

PORTFOLIO STATISTICS (UNAUDITED)

    Top Five Holdings as of March 31, 2018

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	844,329,372	11.9%
Duke Energy Corp.	597,052,458	8.4
Southern Co.	494,848,565	7.0
Dominion Energy, Inc.	482,933,862	6.8
Exelon Corp.	413,760,696	5.8
TOTAL	2,832,924,953	39.9%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

    Industry Breakdown as of March 31, 2018*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.4%
Aptiv PLC	1,190,060	$101,119,398
BorgWarner, Inc.	888,330	44,620,816
Goodyear Tire & Rubber Co.	1,120,221	29,775,474

		175,515,688

AUTOMOBILES — 3.4%
Ford Motor Co.	17,548,544	194,437,868
General Motors Co.	5,676,701	206,291,314
Harley-Davidson, Inc. (a)	759,221	32,555,396

		433,284,578

DISTRIBUTORS — 0.9%
Genuine Parts Co.	655,789	58,916,084
LKQ Corp. (b)	1,396,042	52,979,794

		111,895,878

DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc.	951,373	24,174,388

HOTELS, RESTAURANTS & LEISURE — 14.4%
Carnival Corp.	1,825,916	119,743,571
Chipotle Mexican Grill, Inc. (a) (b)	111,648	36,074,585
Darden Restaurants, Inc.	552,043	47,061,666
Hilton Worldwide Holdings, Inc.	907,302	71,459,105
Marriott International, Inc. Class A	1,349,708	183,533,294
McDonald’s Corp.	3,581,544	560,081,851
MGM Resorts International	2,304,933	80,718,754
Norwegian Cruise Line Holdings, Ltd. (b)	921,538	48,813,868
Royal Caribbean Cruises, Ltd.	765,526	90,133,031
Starbucks Corp.	6,317,621	365,727,080
Wyndham Worldwide Corp.	457,667	52,370,835
Wynn Resorts, Ltd.	358,894	65,447,910
Yum! Brands, Inc.	1,494,850	127,256,580

		1,848,422,130

HOUSEHOLD DURABLES — 3.1%
D.R. Horton, Inc.	1,527,774	66,977,612
Garmin, Ltd.	493,584	29,086,905
Leggett & Platt, Inc.	588,405	26,101,646
Lennar Corp. Class A	1,216,257	71,686,188
Mohawk Industries, Inc. (b)	282,846	65,682,498
Newell Brands, Inc.	2,212,798	56,382,093
PulteGroup, Inc.	1,184,807	34,939,958
Whirlpool Corp.	321,134	49,168,827

		400,025,727

INTERNET & CATALOG RETAIL — 29.0%
Amazon.com, Inc. (b)	1,806,344	2,614,393,925
Booking Holdings, Inc. (b)	219,052	455,713,590
Expedia Group, Inc.	550,444	60,774,522
Netflix, Inc. (b)	1,950,833	576,178,527
TripAdvisor, Inc. (b)	491,289	20,088,807

		3,727,149,371

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Hasbro, Inc.	506,502	42,698,118
Mattel, Inc. (a)	1,521,991	20,014,182

		62,712,300

MEDIA — 20.2%
CBS Corp. Class B	1,551,692	79,741,452
Charter Communications, Inc. Class A (b)	836,282	260,267,684
Comcast Corp. Class A	20,837,061	712,002,374
Discovery Communications, Inc. Class A (a) (b)	679,820	14,568,543
Discovery Communications, Inc. Class C (b)	1,360,202	26,551,143
DISH Network Corp. Class A (b)	1,020,453	38,664,964
Interpublic Group of Cos., Inc.	1,769,512	40,751,861
News Corp. Class A	1,701,435	26,882,673
News Corp. Class B	527,634	8,494,908
Omnicom Group, Inc.	1,032,099	75,002,634
Time Warner, Inc.	3,499,273	330,961,240
Twenty-First Century Fox, Inc. Class A	4,741,495	173,965,452
Twenty-First Century Fox, Inc. Class B	1,981,034	72,050,207
Viacom, Inc. Class B	1,593,891	49,506,255
Walt Disney Co.	6,759,794	678,953,709

		2,588,365,099

MULTILINE RETAIL — 3.8%
Dollar General Corp.	1,166,481	109,124,298
Dollar Tree, Inc. (b)	1,061,391	100,726,006
Kohl’s Corp.	758,685	49,701,454
Macy’s, Inc. (a)	1,360,253	40,453,924
Nordstrom, Inc.	517,576	25,055,854
Target Corp.	2,444,941	169,752,254

		494,813,790

SPECIALTY RETAIL — 17.2%
Advance Auto Parts, Inc.	328,968	38,999,156
AutoZone, Inc. (b)	123,097	79,851,793
Best Buy Co., Inc.	1,138,358	79,673,677
CarMax, Inc. (b)	816,379	50,566,515
Foot Locker, Inc.	555,358	25,291,003
Gap, Inc.	978,261	30,521,743
Home Depot, Inc.	5,245,039	934,875,751
L Brands, Inc.	1,110,907	42,447,757
Lowe’s Cos., Inc.	3,743,491	328,491,335
O’Reilly Automotive, Inc. (b)	380,739	94,187,214
Ross Stores, Inc.	1,717,972	133,967,457
Signet Jewelers, Ltd.	107	4,122
Tiffany & Co.	453,983	44,335,980
TJX Cos., Inc.	2,842,531	231,836,828
Tractor Supply Co.	572,503	36,079,139
Ulta Salon Cosmetics & Fragrance, Inc. (b)	259,541	53,016,440

		2,204,145,910

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 5.8%
Hanesbrands, Inc. (a)	1,620,611	$29,851,655
Michael Kors Holdings, Ltd. (b)	680,791	42,263,505
NIKE, Inc. Class B	5,834,617	387,651,953
PVH Corp.	347,054	52,554,387
Ralph Lauren Corp.	248,711	27,805,890
Tapestry, Inc.	1,273,197	66,982,894
Under Armour, Inc. Class A (a) (b)	. 806,967	13,193,910
Under Armour, Inc. Class C (a) (b)	. 812,451	11,658,672
VF Corp.	1,480,196	109,712,128

		741,674,994

TOTAL COMMON STOCKS (Cost $12,247,701,248)		12,812,179,853

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	14,773,061	14,773,061
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	38,301,115	38,301,115

TOTAL SHORT-TERM INVESTMENTS (Cost $53,074,176)		53,074,176

TOTAL INVESTMENTS — 100.3%
(Cost $12,300,775,424)		12,865,254,029

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(32,162,492)

NET ASSETS — 100.0%		$12,833,091,537

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Auto Components	$175,515,688	$—	$—	$175,515,688
Automobiles	433,284,578	—	—	433,284,578
Distributors	111,895,878	—	—	111,895,878
Diversified Consumer Services	24,174,388	—	—	24,174,388
Hotels, Restaurants & Leisure	1,848,422,130	—	—	1,848,422,130
Household Durables	400,025,727	—	—	400,025,727
Internet & Catalog Retail	3,727,149,371	—	—	3,727,149,371
Leisure Equipment & Products	62,712,300	—	—	62,712,300
Media	2,588,365,099	—	—	2,588,365,099
Multiline Retail	494,813,790	—	—	494,813,790
Specialty Retail	2,204,145,910	—	—	2,204,145,910
Textiles, Apparel & Luxury Goods	741,674,994	—	—	741,674,994
Short-Term Investments	53,074,176	—	—	53,074,176

TOTAL INVESTMENTS	$12,865,254,029	$—	$—	$12,865,254,029

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,785,167	$20,785,167	$158,960,331	$164,972,437	$—	$—	14,773,061	$14,773,061	$119,775	$—
State Street Navigator Securities Lending Government Money Market Portfolio	24,093,725	24,093,725	227,450,772	213,243,382	—	—	38,301,115	38,301,115	235,686	—

Total		$44,878,892	$386,411,103	$378,215,819	$—	$—		$53,074,176	$355,461	$—

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 25.5%
Brown-Forman Corp. Class B	1,413,391	$76,888,470
Coca-Cola Co.	19,468,156	845,502,015
Constellation Brands, Inc. Class A	924,068	210,613,579
Dr. Pepper Snapple Group, Inc.	970,643	114,904,718
Molson Coors Brewing Co. Class B	998,790	75,238,851
Monster Beverage Corp. (a)	2,230,187	127,588,998
PepsiCo, Inc.	7,211,474	787,132,387

		2,237,869,018

FOOD & STAPLES RETAILING — 22.5%
Costco Wholesale Corp.	2,158,729	406,769,306
CVS Health Corp.	5,466,267	340,056,470
Kroger Co.	4,756,289	113,865,559
Sysco Corp.	2,589,668	155,276,493
Walmart, Inc.	7,362,418	655,034,329
Walgreens Boots Alliance, Inc.	4,593,441	300,732,582

		1,971,734,739

FOOD PRODUCTS — 16.0%
Archer-Daniels-Midland Co.	3,017,738	130,879,297
Campbell Soup Co. (b)	1,041,184	45,093,679
Conagra Brands, Inc.	2,165,306	79,856,485
General Mills, Inc.	3,068,382	138,261,293
Hershey Co.	760,838	75,292,529
Hormel Foods Corp. (b)	1,461,315	50,152,331
J.M. Smucker Co.	613,600	76,092,536
Kellogg Co. (b)	1,344,182	87,385,272
Kraft Heinz Co.	3,219,331	200,532,128
McCormick & Co., Inc.	654,388	69,620,339
Mondelez International, Inc. Class A	8,015,785	334,498,708
Tyson Foods, Inc. Class A	1,605,589	117,513,059

		1,405,177,656

HOUSEHOLD PRODUCTS — 19.6%
Church & Dwight Co., Inc.	1,319,547	66,452,387
Clorox Co.	698,477	92,974,273
Colgate-Palmolive Co.	4,717,229	338,130,975
Kimberly-Clark Corp.	1,890,632	208,215,302
Procter & Gamble Co.	12,787,535	1,013,795,775

		1,719,568,712

PERSONAL PRODUCTS — 2.6%
Coty, Inc. Class A (b)	2,555,521	46,766,034
Estee Lauder Cos., Inc. Class A	1,211,163	181,335,325

		228,101,359

TOBACCO — 13.4%
Altria Group, Inc.	6,188,077	385,640,959
Philip Morris International, Inc.	7,875,785	782,853,029

		1,168,493,988

TOTAL COMMON STOCKS (Cost $9,694,502,256)		8,730,945,472

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e) (Cost $6,115,609)	6,115,609	6,115,609

TOTAL INVESTMENTS — 99.6%
(Cost $9,700,617,865)		8,737,061,081

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		31,543,767

NET ASSETS — 100.0%		$8,768,604,848

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Beverages	$2,237,869,018	$—	$—	$2,237,869,018
Food & Staples Retailing	1,971,734,739	—	—	1,971,734,739
Food Products	1,405,177,656	—	—	1,405,177,656
Household Products	1,719,568,712	—	—	1,719,568,712
Personal Products	228,101,359	—	—	228,101,359
Tobacco	1,168,493,988	—	—	1,168,493,988
Short-Term Investment	6,115,609	—	—	6,115,609

TOTAL INVESTMENTS	$8,737,061,081	$—	$—	$8,737,061,081

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,856,474	$3,856,474	$193,488,268	$191,229,133	$—	$—	6,115,609	$6,115,609	$85,962	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	76,996,296	76,996,296	—	—	—	—	2,372	—

Total		$3,856,474	$270,484,564	$268,225,429	$—	$—		$6,115,609	$88,334	$—

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 14.0%
Baker Hughes a GE Co.	5,867,557	$162,942,058
Halliburton Co.	12,117,861	568,812,395
Helmerich & Payne, Inc. (a)	1,511,281	100,590,863
National Oilwell Varco, Inc.	5,277,066	194,248,799
Schlumberger, Ltd.	18,904,375	1,224,625,413
TechnipFMC PLC	6,088,044	179,292,896

		2,430,512,424

OIL, GAS & CONSUMABLE FUELS — 85.8%
Anadarko Petroleum Corp.	7,598,672	459,035,776
Andeavor	1,964,271	197,527,092
Apache Corp. (a)	5,296,871	203,823,596
Cabot Oil & Gas Corp.	6,398,085	153,426,078
Chevron Corp.	26,094,900	2,975,862,396
Cimarex Energy Co.	1,325,169	123,903,302
Concho Resources, Inc. (b)	2,070,091	311,196,780
ConocoPhillips	14,275,421	846,389,711
Devon Energy Corp.	7,305,974	232,256,913
EOG Resources, Inc.	7,647,036	805,003,480
EQT Corp.	3,399,561	161,513,143
Exxon Mobil Corp.	53,901,701	4,021,605,912
Hess Corp.	3,718,365	188,223,636
Kinder Morgan, Inc.	26,347,175	396,788,455
Marathon Oil Corp.	11,798,259	190,305,918
Marathon Petroleum Corp.	6,587,587	481,618,486
Newfield Exploration Co. (b)	2,772,436	67,702,887
Noble Energy, Inc.	6,834,634	207,089,410
Occidental Petroleum Corp.	10,626,603	690,304,131
ONEOK, Inc.	5,702,441	324,582,942
Phillips 66	5,830,950	559,304,724
Pioneer Natural Resources Co.	2,365,100	406,276,878
Range Resources Corp. (a)	3,138,409	45,632,467
Valero Energy Corp.	6,015,821	558,087,714
Williams Cos., Inc.	11,489,290	285,623,749

		14,893,085,576

TOTAL COMMON STOCKS (Cost $20,379,601,871)		17,323,598,000

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	17,135,610	17,135,610
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	50,046,810	50,046,810

TOTAL SHORT-TERM INVESTMENTS (Cost $67,182,420)		67,182,420

TOTAL INVESTMENTS — 100.2%
(Cost $20,446,784,291)		17,390,780,420

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(34,282,301)

NET ASSETS — 100.0%		$17,356,498,119

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Energy Equipment & Services	$2,430,512,424	$—	$—	$2,430,512,424
Oil, Gas & Consumable Fuels	14,893,085,576	—	—	14,893,085,576
Short-Term Investments	67,182,420	—	—	67,182,420

TOTAL INVESTMENTS	$17,390,780,420	$—	$—	$17,390,780,420

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,263,378	$11,263,378	$292,034,320	$286,162,088	$—	$—	17,135,610	$17,135,610	$155,719	$—
State Street Navigator Securities Lending Government Money Market Portfolio	42,538,543	42,538,543	326,930,374	319,422,107	—	—	50,046,810	50,046,810	325,828	—

Total		$53,801,921	$618,964,694	$605,584,195	$—	$—		$67,182,420	$481,547	$—

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BANKS — 44.1%
Bank of America Corp.	92,297,331	$2,767,996,957
BB&T Corp.	7,499,480	390,272,939
Citigroup, Inc.	24,789,289	1,673,277,008
Citizens Financial Group, Inc.	4,701,310	197,360,994
Comerica, Inc.	1,667,486	159,961,932
Fifth Third Bancorp	6,692,975	212,501,956
Huntington Bancshares, Inc.	10,639,382	160,654,668
JPMorgan Chase & Co.	33,110,290	3,641,138,591
KeyCorp	10,232,864	200,052,491
M&T Bank Corp.	1,448,924	267,123,629
People’s United Financial, Inc.	3,349,416	62,500,103
PNC Financial Services Group, Inc.	4,549,878	688,123,549
Regions Financial Corp.	10,826,702	201,160,123
SunTrust Banks, Inc.	4,518,037	307,407,237
SVB Financial Group (a)	517,018	124,089,490
US Bancorp	15,141,560	764,648,780
Wells Fargo & Co.	42,353,442	2,219,743,895
Zions Bancorp	1,895,835	99,967,380

		14,137,981,722

CAPITAL MARKETS — 21.3%
Affiliated Managers Group, Inc.	525,906	99,701,260
Ameriprise Financial, Inc.	1,411,895	208,875,746
Bank of New York Mellon Corp.	9,741,031	501,955,328
BlackRock, Inc.	1,193,921	646,770,884
Cboe Global Markets, Inc.	1,087,440	124,076,904
Charles Schwab Corp.	11,563,770	603,860,069
CME Group, Inc.	3,284,094	531,169,364
E*TRADE Financial Corp. (a)	2,569,535	142,377,934
Franklin Resources, Inc.	3,140,603	108,916,112
Goldman Sachs Group, Inc.	3,409,491	858,714,403
Intercontinental Exchange, Inc.	5,618,308	407,439,696
Invesco, Ltd.	3,928,709	125,757,975
Moody’s Corp.	1,604,141	258,747,943
Morgan Stanley	13,311,341	718,279,960
Nasdaq, Inc.	1,124,869	96,986,205
Northern Trust Corp.	2,052,280	211,651,636
Raymond James Financial, Inc.	1,250,821	111,835,906
S&P Global, Inc.	2,449,349	467,972,620
State Street Corp. (b)	3,547,394	353,781,604
T Rowe Price Group, Inc.	2,360,712	254,886,075

		6,833,757,624

CONSUMER FINANCE — 5.0%
American Express Co.	6,951,412	648,427,711
Capital One Financial Corp.	4,692,291	449,615,324
Discover Financial Services	3,421,929	246,139,353
Navient Corp.	2,537,595	33,293,247
Synchrony Financial	6,892,744	231,113,706

		1,608,589,341

DIVERSIFIED FINANCIAL SERVICES — 11.8%
Berkshire Hathaway, Inc. Class B (a)	18,570,524	3,704,448,127
Leucadia National Corp.	3,024,996	68,758,159

		3,773,206,286

INSURANCE — 17.6%
Aflac, Inc.	7,519,252	329,042,467
Allstate Corp.	3,419,644	324,182,251
American International Group, Inc.	8,673,847	472,030,754
Aon PLC	2,374,935	333,274,629
Arthur J Gallagher & Co.	1,750,462	120,309,253
Assurant, Inc.	506,314	46,282,163
Brighthouse Financial, Inc. (a) (c)	924,510	47,519,814
Chubb, Ltd.	4,478,139	612,475,071
Cincinnati Financial Corp.	1,439,853	106,923,484
Everest Re Group, Ltd.	394,018	101,191,703
Hartford Financial Services Group, Inc.	3,444,249	177,447,708
Lincoln National Corp.	2,105,918	153,858,369
Loews Corp.	2,600,971	129,346,288
Marsh & McLennan Cos., Inc.	4,897,867	404,514,836
MetLife, Inc.	10,000,983	458,945,110
Principal Financial Group, Inc.	2,599,520	158,336,763
Progressive Corp.	5,618,697	342,347,208
Prudential Financial, Inc.	4,071,626	421,616,872
Torchmark Corp.	1,023,680	86,163,146
Travelers Cos., Inc.	2,618,905	363,661,148
Unum Group	2,134,542	101,625,545
Willis Towers Watson PLC	1,275,033	194,047,272
XL Group, Ltd.	2,479,200	137,000,592

		5,622,142,446

TOTAL COMMON STOCKS (Cost $29,783,715,094)		31,975,677,419

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e) (Cost $41,853,008)	41,853,008	41,853,008

TOTAL INVESTMENTS — 99.9%
(Cost $29,825,568,102)		32,017,530,427

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		39,744,097

NET ASSETS — 100.0%		$32,057,274,524

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$14,137,981,722	$—	$—	$14,137,981,722
Capital Markets	6,833,757,624	—	—	6,833,757,624
Consumer Finance	1,608,589,341	—	—	1,608,589,341
Diversified Financial Services	3,773,206,286	—	—	3,773,206,286
Insurance	5,622,142,446	—	—	5,622,142,446
Short-Term Investment	41,853,008	—	—	41,853,008

TOTAL INVESTMENTS	$32,017,530,427	$—	$—	$32,017,530,427

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	3,247,550	$310,270,927	$132,922,218	$103,928,704	$22,831,776	$(8,314,613)	3,547,394	$353,781,604	$2,993,750	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,927,132	39,927,132	418,094,481	416,168,605	—	—	41,853,008	41,853,008	345,541	—

Total		$350,198,059	$551,016,699	$520,097,309	$22,831,776	$(8,314,613)		$395,634,612	$3,339,291	$—

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 19.3%
AbbVie, Inc.	7,859,090	$743,862,868
Alexion Pharmaceuticals, Inc. (a)	1,096,358	122,200,063
Amgen, Inc.	3,296,771	562,033,520
Biogen, Inc. (a)	1,043,080	285,616,165
Celgene Corp. (a)	3,709,057	330,884,975
Gilead Sciences, Inc.	6,458,185	486,882,567
Incyte Corp. (a)	859,281	71,603,886
Regeneron Pharmaceuticals, Inc. (a)	380,655	131,082,356
Vertex Pharmaceuticals, Inc. (a)	1,251,707	204,003,207

		2,938,169,607

HEALTH CARE EQUIPMENT & SUPPLIES — 20.8%
Abbott Laboratories	8,576,195	513,885,604
Align Technology, Inc. (a)	353,957	88,889,221
Baxter International, Inc.	2,450,193	159,360,553
Becton Dickinson and Co.	1,312,655	284,452,338
Boston Scientific Corp. (a)	6,802,761	185,851,431
Cooper Cos., Inc.	240,113	54,940,256
Danaher Corp.	3,026,412	296,315,999
DENTSPLY SIRONA, Inc.	1,126,993	56,699,018
Edwards Lifesciences Corp. (a)	1,038,541	144,897,240
Hologic, Inc. (a)	1,352,658	50,535,303
IDEXX Laboratories, Inc. (a)	429,601	82,221,335
Intuitive Surgical, Inc. (a)	553,658	228,566,632
Medtronic PLC	6,673,286	535,331,003
ResMed, Inc.	696,162	68,551,072
Stryker Corp.	1,588,531	255,626,409
Varian Medical Systems, Inc. (a)	449,554	55,137,798
Zimmer Biomet Holdings, Inc.	1,009,888	110,118,188

		3,171,379,400

HEALTH CARE PROVIDERS & SERVICES — 19.7%
Aetna, Inc.	1,612,086	272,442,534
AmerisourceBergen Corp.	801,568	69,103,177
Anthem, Inc.	1,260,813	277,000,616
Cardinal Health, Inc.	1,557,726	97,638,266
Centene Corp. (a)	855,413	91,417,987
Cigna Corp.	1,197,582	200,882,405
DaVita, Inc. (a)	717,903	47,338,524
Envision Healthcare Corp. (a)	596,661	22,929,682
Express Scripts Holding Co. (a)	2,782,955	192,246,532
HCA Healthcare, Inc.	1,390,105	134,840,185
Henry Schein, Inc. (a) (b)	757,838	50,934,292
Humana, Inc.	679,118	182,567,292
Laboratory Corp. of America Holdings (a)	499,589	80,808,521
McKesson Corp.	1,017,447	143,327,759
Quest Diagnostics, Inc.	668,818	67,082,445
UnitedHealth Group, Inc.	4,770,854	1,020,962,756
Universal Health Services, Inc. Class B	430,698	50,998,950

		3,002,521,923

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)	1,549,442	89,867,636

LIFE SCIENCES TOOLS & SERVICES — 6.2%
Agilent Technologies, Inc.	1,591,009	106,438,502
Illumina, Inc. (a)	724,633	171,317,734
IQVIA Holdings, Inc. (a)	714,257	70,075,754
Mettler-Toledo International, Inc. (a)	125,336	72,071,960
PerkinElmer, Inc.	540,857	40,953,692
Thermo Fisher Scientific, Inc.	1,980,856	408,967,530
Waters Corp. (a)	390,371	77,547,199

		947,372,371

PHARMACEUTICALS — 33.2%
Allergan PLC	1,628,916	274,130,274
Bristol-Myers Squibb Co.	8,049,031	509,101,211
Eli Lilly & Co.	4,754,441	367,851,100
Johnson & Johnson	13,227,157	1,695,060,169
Merck & Co., Inc.	13,293,349	724,088,720
Mylan NV (a)	2,538,373	104,504,816
Nektar Therapeutics (a)	790,244	83,971,327
Perrigo Co. PLC	645,917	53,830,723
Pfizer, Inc.	29,348,485	1,041,577,733
Zoetis, Inc.	2,402,314	200,617,242

		5,054,733,315

TOTAL COMMON STOCKS (Cost $15,631,609,880)		15,204,044,252

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $14,362,110)	14,362,110	14,362,110

TOTAL INVESTMENTS — 99.9%
(Cost $15,645,971,990)		15,218,406,362

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,751,181

NET ASSETS — 100.0%		$15,230,157,543

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$2,938,169,607	$—	$—	$2,938,169,607
Health Care Equipment & Supplies	3,171,379,400	—	—	3,171,379,400
Health Care Providers & Services	3,002,521,923	—	—	3,002,521,923
Health Care Technology	89,867,636	—	—	89,867,636
Life Sciences Tools & Services	947,372,371	—	—	947,372,371
Pharmaceuticals	5,054,733,315	—	—	5,054,733,315
Short-Term Investment	14,362,110	—	—	14,362,110

TOTAL INVESTMENTS	$15,218,406,362	$—	$—	$15,218,406,362

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,549,299	$10,549,299	$236,691,072	$232,878,261	$—	$—	14,362,110	$14,362,110	$188,142	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	838,296	838,296	—	—	—	—	51	—

Total		$10,549,299	$237,529,368	$233,716,557	$—	$—		$14,362,110	$188,193	$—

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 28.3%
Arconic, Inc.	2,349,742	$54,138,056
Boeing Co.	3,056,033	1,002,012,100
General Dynamics Corp.	1,524,480	336,757,632
Harris Corp.	656,587	105,894,351
Huntington Ingalls Industries, Inc.	251,110	64,726,113
L3 Technologies, Inc.	432,691	89,999,728
Lockheed Martin Corp.	1,372,441	463,788,987
Northrop Grumman Corp.	961,350	335,626,512
Raytheon Co.	1,592,667	343,729,392
Rockwell Collins, Inc.	901,622	121,583,727
Textron, Inc.	1,440,495	84,945,990
TransDigm Group, Inc.	268,471	82,404,489
United Technologies Corp.	4,110,722	517,211,042

		3,602,818,119

AIR FREIGHT & LOGISTICS — 6.8%
C.H. Robinson Worldwide, Inc.	773,001	72,437,924
Expeditors International of Washington, Inc.	976,298	61,799,663
FedEx Corp.	1,361,152	326,826,207
United Parcel Service, Inc. Class B	3,805,297	398,262,384

		859,326,178

AIRLINES — 4.9%
Alaska Air Group, Inc. (a)	680,340	42,153,866
American Airlines Group, Inc.	2,328,477	120,987,665
Delta Air Lines, Inc.	3,596,319	197,114,244
Southwest Airlines Co.	2,985,366	171,001,765
United Continental Holdings, Inc. (b)	1,337,231	92,897,438

		624,154,978

BUILDING PRODUCTS — 3.1%
Allegion PLC	526,490	44,904,332
AO Smith Corp.	804,480	51,156,883
Fortune Brands Home & Security, Inc.	840,228	49,481,027
Johnson Controls International PLC	5,122,205	180,506,505
Masco Corp.	1,729,339	69,934,469

		395,983,216

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Cintas Corp.	475,114	81,044,946
Republic Services, Inc.	1,245,437	82,485,293
Stericycle, Inc. (b)	473,077	27,689,197
Waste Management, Inc.	2,202,585	185,281,450

		376,500,886

CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	766,804	43,876,525
Jacobs Engineering Group, Inc.	666,090	39,399,223
Quanta Services, Inc. (b)	850,319	29,208,458

		112,484,206

ELECTRICAL EQUIPMENT — 5.4%
Acuity Brands, Inc. (a)	233,134	32,449,921
AMETEK, Inc.	1,279,438	97,198,905
Eaton Corp. PLC	2,423,930	193,696,246
Emerson Electric Co.	3,506,250	239,476,875
Rockwell Automation, Inc.	702,589	122,391,004

		685,212,951

INDUSTRIAL CONGLOMERATES — 16.8%
3M Co.	3,291,753	722,605,619
General Electric Co.	48,267,578	650,646,951
Honeywell International, Inc.	4,153,454	600,215,638
Roper Technologies, Inc.	568,700	159,628,403

		2,133,096,611

MACHINERY — 16.5%
Caterpillar, Inc.	3,301,285	486,543,383
Cummins, Inc.	847,050	137,298,334
Deere & Co.	1,787,141	277,578,740
Dover Corp.	850,348	83,521,181
Flowserve Corp.	723,445	31,346,872
Fortive Corp.	1,689,856	130,997,637
Illinois Tool Works, Inc.	1,697,165	265,877,869
Ingersoll-Rand PLC	1,381,944	118,170,031
PACCAR, Inc.	1,940,520	128,404,208
Parker-Hannifin Corp.	731,966	125,188,145
Pentair PLC	916,237	62,423,227
Snap-on, Inc. (a)	313,711	46,284,921
Stanley Black & Decker, Inc.	848,178	129,940,870
Xylem, Inc.	994,989	76,534,554

		2,100,109,972

PROFESSIONAL SERVICES — 2.9%
Equifax, Inc.	659,329	77,675,550
IHS Markit, Ltd. (b)	2,001,995	96,576,239
Nielsen Holdings PLC	1,854,233	58,946,067
Robert Half International, Inc.	681,406	39,446,593
Verisk Analytics, Inc. (b)	857,901	89,221,704

		361,866,153

ROAD & RAIL — 9.3%
CSX Corp.	4,886,332	272,217,556
JB Hunt Transport Services, Inc.	473,382	55,456,701
Kansas City Southern	569,980	62,612,303
Norfolk Southern Corp.	1,565,950	212,624,691
Union Pacific Corp.	4,346,008	584,233,855

		1,187,145,106

TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co. (a)	1,590,894	86,846,903
United Rentals, Inc. (b)	467,414	80,736,420
W.W. Grainger, Inc.	280,625	79,212,019

		246,795,342

TOTAL COMMON STOCKS (Cost $12,936,134,823)		12,685,493,718

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	15,089,786	15,089,786

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	25,677,260	$25,677,260

TOTAL SHORT-TERM INVESTMENTS (Cost $40,767,046)		40,767,046

TOTAL INVESTMENTS — 100.1%
(Cost $12,976,901,869)		12,726,260,764

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(14,464,999)

NET ASSETS — 100.0%		$12,711,795,765

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,602,818,119	$—	$—	$3,602,818,119
Air Freight & Logistics	859,326,178	—	—	859,326,178
Airlines	624,154,978	—	—	624,154,978
Building Products	395,983,216	—	—	395,983,216
Commercial Services & Supplies	376,500,886	—	—	376,500,886
Construction & Engineering	112,484,206	—	—	112,484,206
Electrical Equipment	685,212,951	—	—	685,212,951
Industrial Conglomerates	2,133,096,611	—	—	2,133,096,611
Machinery	2,100,109,972	—	—	2,100,109,972
Professional Services	361,866,153	—	—	361,866,153
Road & Rail	1,187,145,106	—	—	1,187,145,106
Trading Companies & Distributors	246,795,342	—	—	246,795,342
Short-Term Investments	40,767,046	—	—	40,767,046

TOTAL INVESTMENTS	$12,726,260,764	$—	$—	$12,726,260,764

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,980,490	$15,980,490	$136,754,490	$137,645,194	$—	$—	15,089,786	$15,089,786	$152,686	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	27,298,208	1,620,948	—	—	25,677,260	25,677,260	454	—

Total		$15,980,490	$164,052,698	$139,266,142	$—	$—		$40,767,046	$153,140	$—

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHEMICALS — 71.9%
Air Products & Chemicals, Inc.	1,608,331	$255,772,879
Albemarle Corp. (a)	838,778	77,788,272
CF Industries Holdings, Inc.	1,768,411	66,722,147
DowDuPont, Inc.	15,857,825	1,010,302,031
Eastman Chemical Co.	1,083,864	114,434,361
Ecolab, Inc.	1,661,207	227,701,643
FMC Corp.	1,018,415	77,980,037
International Flavors & Fragrances, Inc.	598,418	81,929,408
LyondellBasell Industries NV Class A	2,376,647	251,164,055
Monsanto Co.	3,238,073	377,850,738
Mosaic Co.	2,657,814	64,531,724
PPG Industries, Inc.	1,929,093	215,286,779
Praxair, Inc.	2,109,312	304,373,722
Sherwin-Williams Co.	532,083	208,640,386

		3,334,478,182

CONSTRUCTION MATERIALS — 4.6%
Martin Marietta Materials, Inc.	476,136	98,702,993
Vulcan Materials Co.	1,004,355	114,667,210

		213,370,203

CONTAINERS & PACKAGING — 13.0%
Avery Dennison Corp.	666,682	70,834,962
Ball Corp.	2,653,862	105,384,860
International Paper Co.	3,130,460	167,260,478
Packaging Corp. of America	715,327	80,617,353
Sealed Air Corp.	1,268,984	54,299,825
WestRock Co.	1,933,945	124,101,251

		602,498,729

METALS & MINING — 10.4%
Freeport-McMoRan, Inc. (b)	10,207,581	179,347,198
Newmont Mining Corp.	4,044,277	158,009,903
Nucor Corp.	2,410,112	147,233,742

		484,590,843

TOTALCOMMONSTOCKS (Cost $4,940,232,810)		4,634,937,957

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e) (Cost $2,067,107)	2,067,107	2,067,107

TOTAL INVESTMENTS — 99.9%
(Cost $4,942,299,917)		4,637,005,064

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,443,925

NET ASSETS — 100.0%		$4,641,448,989

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chemicals	$3,334,478,182	$—	$—	$3,334,478,182
Construction Materials	213,370,203	—	—	213,370,203
Containers & Packaging	602,498,729	—	—	602,498,729
Metals & Mining	484,590,843	—	—	484,590,843
Short-Term Investment	2,067,107	—	—	2,067,107

TOTAL INVESTMENTS	$4,637,005,064	$—	$—	$4,637,005,064

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,874,539	$4,874,539	$56,536,663	$59,344,095	$—	$—	2,067,107	$2,067,107	$43,240	$—

See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.2%
Alexandria Real Estate Equities, Inc. REIT	379,762	$47,428,476
American Tower Corp. REIT	1,653,423	240,308,499
Apartment Investment & Management Co. Class A REIT	590,199	24,050,609
AvalonBay Communities, Inc. REIT	518,029	85,195,049
Boston Properties, Inc. REIT	578,976	71,341,423
Crown Castle International Corp. REIT	1,555,321	170,478,735
Digital Realty Trust, Inc. REIT	770,714	81,217,841
Duke Realty Corp. REIT	1,339,231	35,462,837
Equinix, Inc. REIT	297,165	124,256,573
Equity Residential REIT	1,381,141	85,105,908
Essex Property Trust, Inc. REIT	247,713	59,619,565
Extra Space Storage, Inc. REIT	472,817	41,305,293
Federal Realty Investment Trust REIT	275,215	31,955,214
GGP, Inc. REIT	2,362,901	48,344,955
HCP, Inc. REIT	1,761,005	40,908,146
Host Hotels & Resorts, Inc. REIT	2,754,089	51,336,219
Iron Mountain, Inc. REIT	1,055,786	34,693,128
Kimco Realty Corp. REIT	1,596,019	22,982,674
Macerich Co. REIT	406,823	22,790,224
Mid-America Apartment Communities, Inc. REIT	426,232	38,889,408
Prologis, Inc. REIT	1,999,660	125,958,583
Public Storage REIT	562,004	112,619,982
Realty Income Corp. REIT (a)	1,066,306	55,160,009
Regency Centers Corp. REIT	557,407	32,875,865
SBA Communications Corp. REIT (b)	437,122	74,712,892
Simon Property Group, Inc. REIT	1,167,249	180,164,883
SL Green Realty Corp. REIT	338,899	32,815,590
UDR, Inc. REIT	1,005,967	35,832,545
Ventas, Inc. REIT	1,336,233	66,183,621
Vornado Realty Trust REIT	648,589	43,650,040
Welltower, Inc. REIT	1,389,389	75,624,443
Weyerhaeuser Co. REIT	2,833,158	99,160,530

		2,292,429,759

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
CBRE Group, Inc. Class A (b)	1,133,534	53,525,475

TOTALCOMMONSTOCKS (Cost $2,569,721,731)		2,345,955,234

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $4,111,289)	4,111,289	4,111,289

TOTAL INVESTMENTS — 99.7%
(Cost $2,573,833,020)		2,350,066,523

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		7,601,800

NET ASSETS — 100.0%		$2,357,668,323

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Real Estate Investment Trusts (REITs)	$2,292,429,759	$—	$—	$2,292,429,759
Real Estate Management & Development	53,525,475	—	—	53,525,475
Short-Term Investment	4,111,289	—	—	4,111,289

TOTAL INVESTMENTS	$2,350,066,523	$—	$—	$2,350,066,523

See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,853,382	$6,853,382	$67,529,963	$70,272,056	$—	$—	4,111,289	$4,111,289	$19,114	$—

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 4.0%
Cisco Systems, Inc.	16,276,050	$698,079,785
F5 Networks, Inc. (a)	208,906	30,209,897
Juniper Networks, Inc.	1,161,328	28,255,110
Motorola Solutions, Inc.	547,344	57,635,323

		814,180,115

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.1%
AT&T, Inc.	20,744,197	739,530,623
CenturyLink, Inc.	3,286,602	53,998,871
Verizon Communications, Inc.	13,946,530	666,923,064

		1,460,452,558

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	1,032,023	88,888,141
Corning, Inc.	2,936,081	81,857,938
FLIR Systems, Inc.	469,399	23,474,644
IPG Photonics Corp. (a)	127,124	29,668,199
TE Connectivity, Ltd.	1,186,477	118,529,053

		342,417,975

INTERNET SOFTWARE & SERVICES — 17.7%
Akamai Technologies, Inc. (a)	574,500	40,778,010
Alphabet, Inc. Class A (a)	1,008,483	1,045,938,059
Alphabet, Inc. Class C (a)	1,028,308	1,060,997,911
eBay, Inc. (a)	3,180,004	127,963,361
Facebook, Inc. Class A (a)	8,094,764	1,293,462,340
VeriSign, Inc. (a) (b)	282,204	33,458,106

		3,602,597,787

IT SERVICES — 16.0%
Accenture PLC Class A	2,083,383	319,799,291
Alliance Data Systems Corp.	163,020	34,700,437
Automatic Data Processing, Inc.	1,497,520	169,938,570
Cognizant Technology Solutions Corp. Class A	1,986,573	159,919,127
CSRA, Inc.	553,835	22,834,617
DXC Technology Co.	959,648	96,473,413
Fidelity National Information Services, Inc.	1,118,884	107,748,529
Fiserv, Inc. (a)	1,396,000	99,548,760
Gartner, Inc. (a)	305,020	35,876,452
Global Payments, Inc.	537,702	59,964,527
International Business Machines Corp.	2,894,283	444,069,841
Mastercard, Inc. Class A	3,118,876	546,302,320
Paychex, Inc.	1,080,024	66,518,678
PayPal Holdings, Inc. (a)	3,811,526	289,180,478
Total System Services, Inc.	558,636	48,187,941
Visa, Inc. Class A	6,090,297	728,521,327
Western Union Co.	1,551,774	29,840,614

		3,259,424,922

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.6%
Advanced Micro Devices, Inc. (a) (b)	2,783,065	27,969,803
Analog Devices, Inc.	1,249,399	113,857,731
Applied Materials, Inc.	3,549,763	197,402,320
Broadcom, Ltd.	1,386,816	326,803,190
Intel Corp.	15,811,474	823,461,566
KLA-Tencor Corp.	529,116	57,678,935
Lam Research Corp.	550,555	111,850,754
Microchip Technology, Inc. (b)	791,714	72,330,991
Micron Technology, Inc. (a)	3,906,628	203,691,584
NVIDIA Corp.	2,044,091	473,391,035
Qorvo, Inc. (a)	427,314	30,104,271
QUALCOMM, Inc.	5,000,970	277,103,748
Skyworks Solutions, Inc.	616,571	61,817,408
Texas Instruments, Inc.	3,323,712	345,300,440
Xilinx, Inc.	860,945	62,194,667

		3,184,958,443

SOFTWARE — 21.5%
Activision Blizzard, Inc.	2,563,008	172,900,520
Adobe Systems, Inc. (a)	1,660,823	358,870,634
ANSYS, Inc. (a)	283,280	44,387,143
Autodesk, Inc. (a)	744,141	93,449,227
CA, Inc.	1,056,420	35,812,638
Cadence Design Systems, Inc. (a)	950,259	34,941,023
Citrix Systems, Inc. (a)	437,046	40,557,869
Electronic Arts, Inc. (a)	1,036,353	125,647,438
Intuit, Inc.	822,068	142,505,488
Microsoft Corp.	26,013,944	2,374,292,669
Oracle Corp.	10,209,638	467,090,938
Red Hat, Inc. (a)	597,971	89,402,644
salesforce.com, Inc. (a)	2,318,320	269,620,616
Symantec Corp.	2,094,661	54,146,987
Synopsys, Inc. (a)	505,525	42,079,901
Take-Two Interactive Software, Inc. (a)	386,508	37,792,752

		4,383,498,487

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 16.2%
Apple, Inc.	17,142,639	2,876,191,971
Hewlett Packard Enterprise Co.	5,294,263	92,861,373
HP, Inc.	5,532,228	121,266,438
NetApp, Inc.	905,241	55,844,317
Seagate Technology PLC	962,233	56,309,875
Western Digital Corp.	1,005,362	92,764,752
Xerox Corp.	722,742	20,800,515

		3,316,039,241

TOTALCOMMONSTOCKS (Cost $17,964,689,245)		20,363,569,528

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	27,107,940	27,107,940

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	7,423,352	$7,423,352

TOTAL SHORT-TERM INVESTMENTS (Cost $34,531,292)		34,531,292

TOTAL INVESTMENTS — 100.0%
(Cost $17,999,220,537)		20,398,100,820

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(5,450,206)

NET ASSETS — 100.0%		$20,392,650,614

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$814,180,115	$—	$—	$814,180,115
Diversified Telecommunication Services	1,460,452,558	—	—	1,460,452,558
Electronic Equipment, Instruments & Components	342,417,975	—	—	342,417,975
Internet Software & Services	3,602,597,787	—	—	3,602,597,787
IT Services	3,259,424,922	—	—	3,259,424,922
Semiconductors & Semiconductor Equipment	3,184,958,443	—	—	3,184,958,443
Software	4,383,498,487	—	—	4,383,498,487
Technology Hardware, Storage & Peripherals	3,316,039,241	—	—	3,316,039,241
Short-Term Investments	34,531,292	—	—	34,531,292

TOTAL INVESTMENTS	$20,398,100,820	$—	$—	$20,398,100,820

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,740,576	$26,740,576	$298,833,670	$298,466,306	$—	$—	27,107,940	$27,107,940	$234,890	$—
State Street Navigator Securities Lending Government Money Market Portfolio	979,738	979,738	72,611,841	66,168,227	—	—	7,423,352	7,423,352	8,330	—

Total		$27,720,314	$371,445,511	$364,634,533	$—	$—		$34,531,292	$243,220	$—

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 62.0%
Alliant Energy Corp.	2,542,567	$103,889,288
American Electric Power Co., Inc.	5,406,424	370,826,622
Duke Energy Corp.	7,706,886	597,052,458
Edison International	3,580,263	227,919,542
Entergy Corp.	1,986,737	156,515,141
Eversource Energy	3,482,502	205,189,018
Exelon Corp.	10,606,529	413,760,696
FirstEnergy Corp. (a)	4,913,067	167,093,409
NextEra Energy, Inc.	5,169,469	844,329,372
PG&E Corp.	5,659,158	248,606,811
Pinnacle West Capital Corp.	1,228,006	97,994,879
PPL Corp.	7,629,269	215,832,020
Southern Co.	11,080,353	494,848,565
Xcel Energy, Inc.	5,582,411	253,888,052

		4,397,745,873

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.6%
AES Corp.	7,257,651	82,519,492
NRG Energy, Inc.	3,316,407	101,249,906

		183,769,398

MULTI-UTILITIES — 32.8%
Ameren Corp.	2,665,915	150,970,766
CenterPoint Energy, Inc.	4,735,341	129,748,343
CMS Energy Corp.	3,102,309	140,503,575
Consolidated Edison, Inc.	3,410,678	265,828,243
Dominion Energy, Inc.	7,162,003	482,933,862
DTE Energy Co.	1,970,917	205,763,735
NiSource, Inc.	3,706,927	88,632,625
Public Service Enterprise Group, Inc.	5,546,869	278,674,699
SCANA Corp.	1,567,484	58,859,024
Sempra Energy (a)	2,806,644	312,154,946
WEC Energy Group, Inc.	3,467,652	217,421,780

		2,331,491,598

WATER UTILITIES — 2.3%
American Water Works Co., Inc.	1,962,235	161,158,361

TOTAL COMMON STOCKS (Cost $7,885,080,493)		7,074,165,230

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $8,265,862)	8,265,862	8,265,862

TOTAL INVESTMENTS — 99.8%
(Cost $7,893,346,355)		7,082,431,092

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		16,326,430

NET ASSETS — 100.0%		$7,098,757,522

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electric Utilities	$4,397,745,873	$—	$—	$4,397,745,873
Independent Power Producers & Energy Traders	183,769,398	—	—	183,769,398
Multi-Utilities	2,331,491,598	—	—	2,331,491,598
Water Utilities	161,158,361	—	—	161,158,361
Short-Term Investment	8,265,862	—	—	8,265,862

TOTAL INVESTMENTS	$7,082,431,092	$—	$—	$7,082,431,092

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,133,795	$18,133,795	$188,758,975	$198,626,908	$—	$—	8,265,862	$8,265,862	$111,481	$—

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)

	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund	The Energy Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value *	$12,812,179,853	$8,730,945,472	$17,323,598,000
Investments in affiliated issuers, at value	53,074,176	6,115,609	67,182,420

Total Investments	12,865,254,029	8,737,061,081	17,390,780,420
Cash	1,415,744	4,815,993	360,781
Receivable for fund shares sold	—	95,850	5,641
Dividends receivable — unaffiliated issuers	7,215,663	28,284,262	18,892,156
Dividends receivable — affiliated issuers	13,692	12,411	57,563
Securities lending income receivable — unaffiliated issuers	28,290	10,972	13,178
Securities lending income receivable — affiliated issuers	33,098	—	20,604
Receivable from Adviser	—	—	—
Prepaid expenses and other assets	8,656	6,461	12,502

TOTAL ASSETS	12,873,969,172	8,770,287,030	17,410,142,845

LIABILITIES
Payable upon return of securities loaned	38,301,115	—	50,046,810
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	26,376	—	—
Advisory and Administration fees payable	379,028	233,651	490,579
Distribution fees payable	537,116	331,733	717,516
Unitary fees payable	122,242	91,092	209,488
License fee payable	1,264,867	807,303	1,892,568
Registration and filing fees payable	—	3,199	—
Professional fees payable	32,917	29,802	43,083
Printing and postage fees payable	213,974	185,099	244,682
Accrued expenses and other liabilities	—	303	—

TOTAL LIABILITIES	40,877,635	1,682,182	53,644,726

NET ASSETS	$12,833,091,537	$8,768,604,848	$17,356,498,119

NET ASSETS CONSIST OF:
Paid-in Capital	$12,801,919,500	$10,013,447,425	$24,319,901,330
Undistributed (distribution in excess of) net investment income (loss)	(2,151,872)	(6,313,425)	5,152,603
Accumulated net realized gain (loss) on investments	(531,154,696)	(274,972,368)	(3,912,551,943)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	564,478,605	(963,556,784)	(3,056,003,871)
Investments — affiliated issuers	—	—	—

NET ASSETS	$12,833,091,537	$8,768,604,848	$17,356,498,119

NET ASSET VALUE PER SHARE
Net asset value per share	$101.32	$52.63	$67.42

Shares outstanding (unlimited amount authorized, $0.01 par value)	126,653,252	166,621,809	257,424,200

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$12,247,701,248	$9,694,502,256	$20,379,601,871
Investments in affiliated issuers	53,074,176	6,115,609	67,182,420

Total cost of investments	$12,300,775,424	$9,700,617,865	$20,446,784,291

* Includes investments in securities on loan, at value	$123,282,193	$93,977,979	$193,389,171

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund	The Utilities Select Sector SPDR Fund

$31,621,895,815	$15,204,044,252	$12,685,493,718	$4,634,937,957	$2,345,955,234	$20,363,569,528	$7,074,165,230
395,634,612	14,362,110	40,767,046	2,067,107	4,111,289	34,531,292	8,265,862

32,017,530,427	15,218,406,362	12,726,260,764	4,637,005,064	2,350,066,523	20,398,100,820	7,082,431,092
17,244,448	1,477,363	4,392,693	77	2,326,786	705,012	5,385,637
1,914,892	—	—	—	14,980	—	—
28,421,597	13,353,793	9,210,064	5,474,538	5,702,986	5,133,107	12,401,437
79,743	45,941	37,656	9,529	3,020	39,748	24,804
1,232	622	6,947	1,255	3,837	18,437	10,230
—	51	444	—	—	3,399	—
—	—	—	—	4,750	—	—
16,102	11,099	7,641	2,684	1,809	11,586	5,263

32,065,208,441	15,233,295,231	12,739,916,209	4,642,493,147	2,358,124,691	20,404,012,109	7,100,258,463

—	—	25,677,260	—	—	7,423,352	—
1,586,039	—	—	—	—	—	—
—	8,867	709	81,252	—	3,334	61,422
930,596	448,805	358,264	140,860	66,427	598,715	195,178
1,324,818	648,548	527,799	203,002	93,811	840,606	279,851
388,059	152,654	77,468	40,833	22,530	239,178	76,869
3,203,030	1,606,536	1,333,758	505,373	228,607	2,015,006	722,172
43,295	6,854	—	—	—	30,369	9,250
45,832	37,298	29,171	19,904	20,250	36,845	26,125
412,248	228,126	116,015	52,536	24,743	174,090	127,451
—	—	—	398	—	—	2,623

7,933,917	3,137,688	28,120,444	1,044,158	456,368	11,361,495	1,500,941

$32,057,274,524	$15,230,157,543	$12,711,795,765	$4,641,448,989	$2,357,668,323	$20,392,650,614	$7,098,757,522

$30,280,636,531	$15,974,861,471	$13,415,102,031	$5,868,561,065	$2,623,416,665	$18,681,524,863	$8,353,129,044
5,667,035	1,618,194	3,317,406	661,671	(361,321)	3,396,315	9,183,700
(420,991,367)	(318,756,494)	(455,982,567)	(922,478,894)	(41,620,524)	(691,150,847)	(452,639,959)

2,160,549,236	(427,565,628)	(250,641,105)	(305,294,853)	(223,766,497)	2,398,880,283	(810,915,263)
31,413,089	—	—	—	—	—	—

$32,057,274,524	$15,230,157,543	$12,711,795,765	$4,641,448,989	$2,357,668,323	$20,392,650,614	$7,098,757,522

$27.55	$81.24	$74.30	$56.93	$31.08	$65.44	$50.52

1,163,645,427	187,465,324	171,076,000	81,523,725	75,850,000	311,605,897	140,524,160

$29,461,346,579	$15,631,609,880	$12,936,134,823	$4,940,232,810	$2,569,721,731	$17,964,689,245	$7,885,080,493
364,221,523	14,362,110	40,767,046	2,067,107	4,111,289	34,531,292	8,265,862

$29,825,568,102	$15,645,971,990	$12,976,901,869	$4,942,299,917	$2,573,833,020	$17,999,220,537	$7,893,346,355

$9,692,292	$1,464,237	$72,425,630	$8,407,345	$35,745,430	$118,919,324	$32,571,793

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (Unaudited)

	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund	The Energy Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$89,814,974	$116,971,020	$248,582,031
Dividend income — affiliated issuers	119,775	85,962	155,719
Unaffiliated securities lending income	235,819	58,902	177,642
Affiliated securities lending income	235,686	2,372	325,828
Foreign taxes withheld	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	90,406,254	117,118,256	249,241,220

EXPENSES
Advisory and Administration fees	2,132,245	1,391,917	2,941,102
Distribution fees	2,302,847	1,483,720	3,204,185
License fees	2,462,774	1,607,754	3,396,510
Unitary fees	772,747	504,592	1,065,762
Trustees’ fees and expenses	53,341	37,975	70,034
Registration fees	37,150	22,768	52,640
Professional fees	21,588	19,097	25,726
Printing and postage fees	256,958	201,238	388,559
Insurance expense	17,311	12,924	25,005
Miscellaneous expenses	42,492	34,578	60,472

TOTAL EXPENSES	8,099,453	5,316,563	11,229,995

Expenses waived/reimbursed by the Adviser	—	—	—

NET EXPENSES	8,099,453	5,316,563	11,229,995

NET INVESTMENT INCOME (LOSS)	82,306,801	111,801,693	238,011,225

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,941,952)	(39,456,945)	(410,664,559)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	1,018,804,298	224,844,467	318,742,454
In-kind redemptions — affiliated issuers	—	—	—

Net realized gain (loss)	992,862,346	185,387,522	(91,922,105)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	519,683,118	(388,725,038)	(272,738,282)
Investments — affiliated issuers	—	—	—

Net change in unrealized appreciation/depreciation	519,683,118	(388,725,038)	(272,738,282)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,512,545,464	(203,337,516)	(364,660,387)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,594,852,265	$(91,535,823)	$(126,649,162)

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund	The Utilities Select Sector SPDR Fund

$292,775,270	$137,389,195	$122,470,686	$46,283,166	$40,843,061	$152,918,246	$128,016,329
3,339,291	188,142	152,686	43,240	19,114	234,890	111,481
6,323	7,672	85,460	1,733	33,498	130,511	17,485
—	51	454	—	—	8,330	—
—	(497)	—	—	—	—	—

296,120,884	137,584,563	122,709,286	46,328,139	40,895,673	153,291,977	128,145,295

5,306,055	2,822,874	2,190,991	808,530	395,972	3,300,328	1,240,573
5,850,109	3,099,985	2,420,370	894,194	404,114	3,639,922	1,347,734
6,130,711	3,261,641	2,531,076	933,890	457,016	3,811,777	1,432,747
1,922,802	1,023,565	793,944	292,953	143,592	1,196,171	449,922
120,165	75,830	51,965	17,756	10,322	78,386	33,063
63,211	46,986	52,193	26,950	41,763	37,428	16,947
34,359	24,288	20,374	14,920	17,714	24,755	17,768
550,329	345,671	213,521	75,642	53,855	354,200	175,968
32,203	22,197	15,281	5,367	3,617	23,172	10,525
80,859	56,444	37,436	14,795	10,924	56,959	30,373

20,090,803	10,779,481	8,327,151	3,084,997	1,538,889	12,523,098	4,755,620

—	—	—	—	(4,750)	—	—

20,090,803	10,779,481	8,327,151	3,084,997	1,534,139	12,523,098	4,755,620

276,030,081	126,805,082	114,382,135	43,243,142	39,361,534	140,768,879	123,389,675

(19,737,466)	(27,492,012)	(38,871,330)	(10,311,536)	(8,010,177)	5,411,642	(19,559,801)
5,667,392	—	—	—	—	—	—
2,000,502,365	1,064,738,078	1,223,605,536	293,126,120	57,930,389	1,689,036,708	175,006,242
17,164,384	—	—	—	—	—	—

2,003,596,675	1,037,246,066	1,184,734,206	282,814,584	49,920,212	1,694,448,350	155,446,441

(142,754,293)	(1,077,939,261)	(670,754,620)	(328,668,897)	(138,962,428)	71,512,127	(506,099,347)
(8,314,613)	—	—	—	—	—	—

(151,068,906)	(1,077,939,261)	(670,754,620)	(328,668,897)	(138,962,428)	71,512,127	(506,099,347)

1,852,527,769	(40,693,195)	513,979,586	(45,854,313)	(89,042,216)	1,765,960,477	(350,652,906)

$2,128,557,850	$86,111,887	$628,361,721	$(2,611,171)	$(49,680,682)	$1,906,729,356	$(227,263,231)

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	The Consumer Discretionary Select Sector SPDR Fund		The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$82,306,801	$178,217,755	$111,801,693	$237,891,582
Net realized gain (loss)	992,862,346	831,914,591	185,387,522	385,188,910
Net change in unrealized appreciation/depreciation	519,683,118	517,488,053	(388,725,038)	(364,745,665)

Net increase (decrease) in net assets resulting from operations	1,594,852,265	1,527,620,399	(91,535,823)	258,334,827

Net equalization credits and charges	1,567,605	3,302,274	8,970,959	6,793,597

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(84,458,673)	(183,068,428)	(118,115,118)	(244,187,449)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	7,455,920,892	10,076,630,953	11,037,133,762	23,126,005,097
Cost of shares redeemed	(7,651,807,951)	(9,434,526,584)	(10,867,781,036)	(23,224,407,701)
Net income equalization	(1,567,605)	(3,302,274)	(8,970,959)	(6,793,597)

Net increase (decrease) in net assets from beneficial interest transactions	(197,454,664)	638,802,095	160,381,767	(105,196,201)

Net increase (decrease) in net assets during the period	1,314,506,533	1,986,656,340	(40,298,215)	(84,255,226)

Net assets at beginning of period	11,518,585,004	9,531,928,664	8,808,903,063	8,893,158,289

NET ASSETS AT END OF PERIOD	$12,833,091,537	$11,518,585,004	$8,768,604,848	$8,808,903,063

Undistributed (distribution in excess of) net investment income (loss)	$(2,151,872)	$—	$(6,313,425)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	74,350,000	118,750,000	200,350,000	430,400,000
Shares redeemed	(75,550,000)	(110,000,000)	(196,900,000)	(434,350,000)

Net increase (decrease)	(1,200,000)	8,750,000	3,450,000	(3,950,000)

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund		The Health Care Select Sector SPDR Fund
Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17

$238,011,225	$509,307,299	$276,030,081	$370,236,767	$126,805,082	$248,803,424
(91,922,105)	(1,205,671,094)	2,003,596,675	2,376,039,412	1,037,246,066	674,671,613
(272,738,282)	566,314,820	(151,068,906)	3,148,090,823	(1,077,939,261)	1,394,349,669

(126,649,162)	(130,048,975)	2,128,557,850	5,894,367,002	86,111,887	2,317,824,706

(3,881,611)	951,856	5,099,442	25,865,664	(2,056,457)	4,430,175

(233,005,245)	(509,160,676)	(270,363,046)	(390,504,087)	(125,186,888)	(252,388,527)

9,277,814,415	20,903,915,315	19,201,797,513	36,817,183,513	8,269,890,889	19,678,407,269
(8,179,496,838)	(18,567,122,195)	(16,421,569,509)	(26,875,531,255)	(10,712,284,932)	(16,479,429,601)
3,881,611	(951,856)	(5,099,442)	(25,865,664)	2,056,457	(4,430,175)

1,102,199,188	2,335,841,264	2,775,128,562	9,915,786,594	(2,440,337,586)	3,194,547,493

738,663,170	1,697,583,469	4,638,422,808	15,445,515,173	(2,481,469,044)	5,264,413,847

16,617,834,949	14,920,251,480	27,418,851,716	11,973,336,543	17,711,626,587	12,447,212,740

$17,356,498,119	$16,617,834,949	$32,057,274,524	$27,418,851,716	$15,230,157,543	$17,711,626,587

$5,152,603	$146,623	$5,667,035	$—	$1,618,194	$—

131,150,000	299,400,000	687,900,000	1,580,250,000	98,500,000	267,300,000
(116,450,000)	(267,950,000)	(585,500,000)	(1,139,200,000)	(127,650,000)	(223,350,000)

14,700,000	31,450,000	102,400,000	441,050,000	(29,150,000)	43,950,000

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	The Industrial Select Sector SPDR Fund		The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$114,382,135	$216,093,234	$43,243,142	$69,987,081
Net realized gain (loss)	1,184,734,206	1,080,111,866	282,814,584	263,923,310
Net change in unrealized appreciation/depreciation	(670,754,620)	835,209,931	(328,668,897)	352,929,686

Net increase (decrease) in net assets resulting from operations	628,361,721	2,131,415,031	(2,611,171)	686,840,077

Net equalization credits and charges	(3,250,696)	(1,024,809)	1,693,491	2,243,728

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(118,301,456)	(212,336,521)	(42,883,730)	(74,656,242)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares sold	12,253,656,062	19,062,178,269	4,572,820,485	6,190,069,633
Cost of shares redeemed	(11,107,599,823)	(17,260,781,299)	(3,937,278,446)	(5,645,741,524)
Net income equalization	3,250,696	1,024,809	(1,693,491)	(2,243,728)

Net increase (decrease) in net assets from beneficial interest transactions	1,149,306,935	1,802,421,779	633,848,548	542,084,381

Net increase (decrease) in net assets during the period	1,656,116,504	3,720,475,480	590,047,138	1,156,511,944

Net assets at beginning of period	11,055,679,261	7,335,203,781	4,051,401,851	2,894,889,907

NET ASSETS AT END OF PERIOD	$12,711,795,765	$11,055,679,261	$4,641,448,989	$4,051,401,851

Undistributed (distribution in excess of) net investment income (loss)	$3,317,406	$7,236,727	$661,671	$302,259

SHARES OF BENEFICIAL INTEREST:
Shares sold	163,400,000	295,600,000	75,900,000	119,200,000
Shares redeemed	(148,050,000)	(265,500,000)	(65,700,000)	(108,500,000)

Net increase (decrease)	15,350,000	30,100,000	10,200,000	10,700,000

See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund		The Utilities Select Sector SPDR Fund
Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17	Six Months Ended 3/31/18 (Unaudited)	Year Ended 9/30/17

$39,361,534	$57,449,053	$140,768,879	$254,922,885	$123,389,675	$237,379,768
49,920,212	15,807,172	1,694,448,350	1,704,331,508	155,446,441	300,442,690
(138,962,428)	(47,777,211)	71,512,127	1,723,331,700	(506,099,347)	186,732,287

(49,680,682)	25,479,014	1,906,729,356	3,682,586,093	(227,263,231)	724,554,745

(461,197)	(6,048,620)	796,758	(895,238)	(1,796,940)	(1,395,744)

(39,722,855)	(94,128,585)	(139,316,833)	(254,143,361)	(125,975,653)	(235,607,383)

1,248,791,313	1,187,415,832	10,927,077,793	15,219,138,310	11,002,154,573	21,312,440,021
(1,156,537,393)	(1,964,582,409)	(10,134,284,006)	(13,818,965,634)	(11,325,572,428)	(21,437,700,615)
461,197	6,048,620	(796,758)	895,238	1,796,940	1,395,744

92,715,117	(771,117,957)	791,997,029	1,401,067,914	(321,620,915)	(123,864,850)

2,850,383	(845,816,148)	2,560,206,310	4,828,615,408	(676,656,739)	363,686,768

2,354,817,940	3,200,634,088	17,832,444,304	13,003,828,896	7,775,414,261	7,411,727,493

$2,357,668,323	$2,354,817,940	$20,392,650,614	$17,832,444,304	$7,098,757,522	$7,775,414,261

$(361,321)	$—	$3,396,315	$1,944,269	$9,183,700	$11,769,678

39,750,000	37,650,000	165,400,000	293,150,000	211,950,000	420,200,000
(36,900,000)	(62,400,000)	(155,400,000)	(263,700,000)	(218,000,000)	(424,900,000)

2,850,000	(24,750,000)	10,000,000	29,450,000	(6,050,000)	(4,700,000)

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$90.09		$80.03	$74.26	$66.69	$60.59	$46.79

Income (loss) from investment operations:
Net investment income (loss) (a)	0.64		1.32	1.22	1.05	0.90	0.83
Net realized and unrealized gain (loss) (b)	11.22		10.07	5.79	7.55	6.10	13.73

Total from investment operations	11.86		11.39	7.01	8.60	7.00	14.56

Net equalization credits and charges (a)	0.01		0.02	(0.02)	0.05	0.01	0.06

Distributions to shareholders from:
Net investment income	(0.64)		(1.35)	(1.22)	(1.08)	(0.91)	(0.82)

Net asset value, end of period	$101.32		$90.09	$80.03	$74.26	$66.69	$60.59

Total return (c)	13.18%		14.34%	9.48%	12.98%	11.59%	31.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,833,092		$11,518,585	$9,531,929	$10,117,642	$6,712,778	$6,734,928
Ratios to average net assets:
Total expenses	0.13	%(d)	0.14%	0.14%	0.15%	0.15%	0.17%
Net investment income (loss)	1.29	%(d)	1.54%	1.56%	1.41%	1.37%	1.55%
Portfolio turnover rate (e)	1	%(f)	6%	10%	6%	5%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$53.99		$53.21	$47.22	$45.10	$39.81	$35.83

Income (loss) from investment operations:
Net investment income (loss) (a)	0.74		1.48	1.29	1.27	1.14	1.12
Net realized and unrealized gain (loss) (b)	(1.44)		0.72	5.99	2.14	5.19	4.00

Total from investment operations	(0.70)		2.20	7.28	3.41	6.33	5.12

Net equalization credits and charges (a)	0.06		0.04	0.00 (c)	(0.03)	0.10	(0.04)

Distributions to shareholders from:
Net investment income	(0.72)		(1.46)	(1.29)	(1.26)	(1.14)	(1.10)

Net asset value, end of period	$52.63		$53.99	$53.21	$47.22	$45.10	$39.81

Total return (d)	(1.24)%		4.21%	15.50%	7.45%	16.26%	14.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,768,605		$8,808,903	$8,893,158	$7,305,874	$7,623,200	$5,241,330
Ratios to average net assets:
Total expenses	0.13	%(e)	0.14%	0.14%	0.15%	0.15%	0.17%
Net investment income (loss)	2.69	%(e)	2.73%	2.48%	2.62%	2.62%	2.91%
Portfolio turnover rate (f)	5	%(g)	12%	4%	3%	4%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$68.46		$70.62	$61.24	$90.58	$82.89	$73.45

Income (loss) from investment operations:
Net investment income (loss) (a)	0.94		2.16 (b)	1.79	2.01	1.77	1.49
Net realized and unrealized gain (loss) (c)	(1.03)		(2.18)	9.39	(29.45)	7.63	9.43

Total from investment operations	(0.09)		(0.02)	11.18	(27.44)	9.40	10.92

Net equalization credits and charges (a)	(0.02)		0.00 (d)	0.04	0.09	0.07	0.02

Distributions to shareholders from:
Net investment income	(0.93)		(2.14)	(1.84)	(1.99)	(1.78)	(1.50)

Net asset value, end of period	$67.42		$68.46	$70.62	$61.24	$90.58	$82.89

Total return (e)	(0.21)%		(0.01)%	18.72%	(30.52)%	11.40%	15.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,356,498		$16,617,835	$14,920,251	$11,103,521	$9,838,985	$7,967,582
Ratios to average net assets:
Total expenses	0.13	%(f)	0.14%	0.14%	0.15%	0.15%	0.17%
Net investment income (loss)	2.71	%(f)	3.12%	2.77%	2.63%	1.94%	1.92%
Portfolio turnover rate (g)	3	%(h)	23%	6%	6%	5%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.44 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been (0.63)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$25.84		$19.31		$22.66	$23.17		$19.91	$15.59

Income (loss) from investment operations:
Net investment income (loss) (a)	0.24		0.39		0.43	0.42		0.34	0.30
Net realized and unrealized gain (loss) (b)	1.70		6.50		1.27	(0.50)		3.28	4.33

Total from investment operations	1.94		6.89		1.70	(0.08)		3.62	4.63

Net equalization credits and charges (a)	0.00	(c)	0.03		(0.01)	0.01		0.01	0.01

Voluntary contribution from Adviser	—		—		—	0.00	(c)(d)	—	—

Distributions to shareholders from:
Net investment income	(0.23)		(0.39)		(2.10)	(0.44)		(0.37)	(0.32)
Return of Capital	—		—		(2.94)	—		—	—

Total distributions	(0.23)		(0.39)		(5.04)	(0.44)		(0.37)	(0.32)

Net asset value, end of period	$27.55		$25.84		$19.31	$22.66		$23.17	$19.91

Total return (e)	7.51%		36.01	%(f)	7.36%	(0.39	)%(g)	18.32%	29.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,057,275		$27,418,852		$11,973,337	$16,800,919		$18,605,018	$14,594,535
Ratios to average net assets:
Total expenses	0.13	%(h)	0.14%		0.14%	0.15%		0.15%	0.17%
Net investment income (loss)	1.74	%(h)	1.65%		1.88%	1.72%		1.54%	1.64%
Portfolio turnover rate (i)	1	%(j)	3%		6%	3%		5%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Contribution paid by an Affiliate in the amount of $461,741.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Includes a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20,2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	The ratios for periods less than one year are annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(j)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$81.76		$72.09	$66.30	$63.90	$50.59	$40.13

Income (loss) from investment operations:
Net investment income (loss) (a)	0.63		1.20	1.08	1.02	0.89	0.84
Net realized and unrealized gain (loss) (b)	(0.51)		9.64	5.82	2.35	13.29	10.45

Total from investment operations	0.12		10.84	6.90	3.37	14.18	11.29

Net equalization credits and charges (a)	(0.01)		0.02	(0.01)	0.02	0.02	0.01

Distributions to shareholders from:
Net investment income	(0.63)		(1.19)	(1.10)	(0.99)	(0.89)	(0.84)

Net asset value, end of period	$81.24		$81.76	$72.09	$66.30	$63.90	$50.59

Total return (c)	0.11%		15.21%	10.45%	5.22%	28.22%	28.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,230,158		$17,711,627	$12,447,213	$12,872,900	$11,161,902	$7,479,810
Ratios to average net assets:
Total expenses	0.13	%(d)	0.14%	0.14%	0.15%	0.15%	0.17%
Net investment income (loss)	1.51	%(d)	1.60%	1.54%	1.43%	1.53%	1.84%
Portfolio turnover rate (e)	1	%(f)	4%	8%	3%	3%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$70.99		$58.39	$49.91	$53.14	$46.39	$36.54

Income (loss) from investment operations:
Net investment income (loss) (a)	0.65		1.35	1.18	1.07	1.00	0.91
Net realized and unrealized gain (loss) (b)	3.39		12.58	8.53	(3.16)	6.71	9.79

Total from investment operations	4.04		13.93	9.71	(2.09)	7.71	10.70

Net equalization credits and charges (a)	(0.02)		(0.01)	(0.01)	(0.01)	0.03	0.05

Distributions to shareholders from:
Net investment income	(0.71)		(1.32)	(1.22)	(1.13)	(0.99)	(0.90)

Net asset value, end of period	$74.30		$70.99	$58.39	$49.91	$53.14	$46.39

Total return (c)	5.64%		24.03%	19.62%	(4.09)%	16.71%	29.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,711,796		$11,055,679	$7,335,204	$6,257,309	$8,575,617	$6,860,109
Ratios to average net assets:
Total expenses	0.13	%(d)	0.14%	0.14%	0.15%	0.15%	0.17%
Net investment income (loss)	1.75	%(d)	2.07%	2.15%	1.95%	1.93%	2.19%
Portfolio turnover rate (e)	6	%(f)	5%	12%	6%	3%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$56.80		$47.75	$39.94	$49.58	$42.00	$36.80

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53		1.01	0.96	0.93	0.95	0.98
Net realized and unrealized gain (loss) (b)	0.09		9.06	7.79	(9.50)	7.57	5.21

Total from investment operations	0.62		10.07	8.75	(8.57)	8.52	6.19

Net equalization credits and charges (a)	0.02		0.03	0.02	(0.11)	0.00 (c)	0.02

Distributions to shareholders from:
Net investment income	(0.51)		(1.05)	(0.96)	(0.96)	(0.94)	(1.01)

Net asset value, end of period	$56.93		$56.80	$47.75	$39.94	$49.58	$42.00

Total return (d)	1.09%		21.33%	22.11%	(17.75)%	20.36%	17.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,641,449		$4,051,402	$2,894,890	$1,942,121	$5,182,235	$3,585,702
Ratios to average net assets:
Total expenses	0.13	%(e)	0.14%	0.14%	0.15%	0.15%	0.17%
Net investment income (loss)	1.79	%(e)	1.95%	2.12%	1.94%	2.02%	2.50%
Portfolio turnover rate (f)	3	%(g)	10%	16%	9%	7%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	For the Period 10/8/15* - 9/30/16
Net asset value, beginning of period	$32.26		$32.74	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53		0.75	2.19
Net realized and unrealized gain (loss) (b)	(1.15)		0.11	1.40

Total from investment operations	(0.62)		0.86	3.59

Net equalization credits and charges (a)	(0.01)		(0.08)	0.24

Distributions to shareholders from:
Net investment income	(0.55)		(1.26)	(1.09)

Net asset value, end of period	$31.08		$32.26	$32.74

Total return (c)	(1.98)%		2.52%	12.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,357,668		$2,354,818	$3,200,634
Ratios to average net assets:
Total expenses	0.13	%(d)	0.14%	0.16	%(d)
Net expenses	0.13	%(d)	0.14%	0.07	%(d)
Net investment income (loss)	3.33	%(d)	2.38%	6.82	%(d)
Portfolio turnover rate (e)	2	%(f)	16%	5	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$59.13		$47.78		$39.56	$39.89	$32.04	$30.83

Income (loss) from investment operations:
Net investment income (loss) (a)	0.46		0.85		0.83	0.75	0.68	0.61
Net realized and unrealized gain (loss) (b)	6.31		11.35		8.22	(0.30)	7.86	1.20

Total from investment operations	6.77		12.20		9.05	0.45	8.54	1.81

Net equalization credits and charges (a)	0.00	(c)	(0.00	)(c)	0.01	(0.01)	(0.01)	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.46)		(0.85)		(0.84)	(0.77)	(0.68)	(0.60)

Net asset value, end of period	$65.44		$59.13		$47.78	$39.56	$39.89	$32.04

Total return (d)	11.45%		25.72%		23.13%	1.04%	26.75%	5.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,392,651		$17,832,444		$13,003,829	$11,382,284	$13,854,341	$11,714,309
Ratios to average net assets:
Total expenses	0.13	%(e)	0.14%		0.14%	0.15%	0.15%	0.17%
Net investment income (loss)	1.43	%(e)	1.62%		1.91%	1.80%	1.85%	1.99%
Portfolio turnover rate (f)	2	%(g)	4%		5%	5%	10%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/18 (Unaudited)		Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$53.05		$49.00	$43.29	$42.10	$37.36	$36.39

Income (loss) from investment operations:
Net investment income (loss) (a)	0.87		1.69	1.62	1.57	1.49	1.47
Net realized and unrealized gain (loss) (b)	(2.49)		4.07	5.76	1.22	4.77	1.01

Total from investment operations	(1.62)		5.76	7.38	2.79	6.26	2.48

Net equalization credits and charges (a)	(0.01)		(0.01)	(0.03)	(0.04)	(0.03)	(0.04)

Distributions to shareholders from:
Net investment income	(0.90)		(1.70)	(1.64)	(1.56)	(1.49)	(1.47)

Net asset value, end of period	$50.52		$53.05	$49.00	$43.29	$42.10	$37.36

Total return (c)	(3.09)%		11.88%	17.06%	6.51%	16.83%	6.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,098,758		$7,775,414	$7,411,727	$6,639,689	$5,468,273	$5,175,145
Ratios to average net assets:
Total expenses	0.13	%(d)	0.14%	0.14%	0.15%	0.15%	0.17%
Net investment income (loss)	3.33	%(d)	3.32%	3.40%	3.52%	3.67%	3.93%
Portfolio turnover rate (e)	2	%(f)	2%	8%	4%	5%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1.	Organization

The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of March 31, 2018, the Trust consists of ten (10) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following Funds (each a “Fund”, and collectively, the “Funds”):

The Consumer Discretionary Select Sector SPDR Fund

The Consumer Staples Select Sector SPDR Fund

The Energy Select Sector SPDR Fund

The Financial Select Sector SPDR Fund

The Health Care Select Sector SPDR Fund

The Industrial Select Sector SPDR Fund

The Materials Select Sector SPDR Fund

The Real Estate Select Sector SPDR Fund

The Technology Select Sector SPDR Fund

The Utilities Select Sector SPDR Fund

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended March 31, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

The Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory and Administration Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees. The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2019, so that the annual Fund operating expenses of The Real Estate Select Sector SPDR Fund are limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). The Adviser may continue such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31, 2019. The waiver and/or reimbursement may not be terminated prior to January 31, 2019, except with the approval of the Board. The amount of expenses reimbursed by the Adviser during the reporting period for The Real Estate Select Sector SPDR Fund was $4,750.

The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund’s Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Unitary Fee

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as sub-administrator to each Fund of the Trust. A “unitary” fee is paid by each Fund to SSGA FM for administration services as well as to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and is calculated as follows: (i) $0 — $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) Over $50 billion — $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) Over $75 billion- $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) Over $100 billion -$400 billion of net assets of the Trust, 0.004% of average net assets; and (v) Over $400 billion of net assets of the Trust, 0.0025% of average net assets. The fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds.

Prior to January 1, 2018, the unitary fee was a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets up to the first $12.5 billion of net assets of the Trust; (ii) 0.015% of average daily net assets up to the next $12.5 billion of net assets of the Trust; (iii) 0.0075% of average daily net assets up to the next $93 billion of net assets of the Trust; (iv) 0.004% of average daily net assets up to the next $32 billion of net assets of the Trust; (v) 0.0030% of average daily net assets up to the next $50 billion of the net assets of the Trust; and (vi) 0.0020% of average daily net assets on the remainder of net assets of the Trust. State Street is a wholly-owned subsidiary of State Street Corporation.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

4.	Additional Expenses

Distributor

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective January 31, 2018, the Board has limited each Fund’s 12b-1 fee to 0.035% of its average daily net assets through at least January 31, 2019. Prior to January 31, 2018, each applicable Fund’s 12b-1 fee was limited to an annual rate of 0.040% of its average daily net assets.

License Fees

Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Bank of America Corporation (“BofA Merrill Lynch”), have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust up to $50 billion and 0.02% on the remainder of the assets of the Trust and (ii) to BofA Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust over $50 billion (provided that Trust assets do not include assets that are held by accounts advised by BofA Merrill Lynch in an investment advisory program). The fees to S&P and BofA Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2018, were as follows:

	Purchases	Sales
The Consumer Discretionary Select Sector SPDR Fund	$199,895,529	$165,425,778
The Consumer Staples Select Sector SPDR Fund	414,666,907	424,235,424
The Energy Select Sector SPDR Fund	531,825,844	549,193,535
The Financial Select Sector SPDR Fund	380,797,438	412,064,253
The Health Care Select Sector SPDR Fund	320,755,354	232,172,705
The Industrial Select Sector SPDR Fund	600,342,389	608,237,952
The Materials Select Sector SPDR Fund	113,351,854	107,026,458
The Real Estate Select Sector SPDR Fund	37,596,303	44,376,080
The Technology Select Sector SPDR Fund	397,145,584	369,020,640
The Utilities Select Sector SPDR Fund	120,053,059	114,690,582

For the period ended March 31, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Consumer Discretionary Select Sector SPDR Fund	$4,327,942,479	$4,528,295,365	$1,018,804,298
The Consumer Staples Select Sector SPDR Fund	6,826,894,173	10,621,522,914	224,844,467
The Energy Select Sector SPDR Fund	8,037,877,914	4,503,747,289	318,742,454
The Financial Select Sector SPDR Fund	11,954,342,192	9,165,321,085	2,017,666,749
The Health Care Select Sector SPDR Fund	4,603,468,547	7,044,778,462	1,064,738,078
The Industrial Select Sector SPDR Fund	8,687,059,847	7,537,530,585	1,223,605,536
The Materials Select Sector SPDR Fund	3,058,514,740	2,424,701,621	293,126,120
The Real Estate Select Sector SPDR Fund	853,449,786	761,096,529	57,930,389
The Technology Select Sector SPDR Fund	6,734,645,408	5,944,118,013	1,689,036,708
The Utilities Select Sector SPDR Fund	6,527,057,658	9,129,207,891	175,006,242

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2017, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Consumer Discretionary Select Sector SPDR Fund	$12,303,497,615	$1,521,910,194	$960,153,780	$561,756,414
The Consumer Staples Select Sector SPDR Fund	9,708,265,708	77,556,986	1,048,761,613	(971,204,627)
The Energy Select Sector SPDR Fund	20,552,984,658	381,803,784	3,544,008,022	(3,162,204,238)
The Financial Select Sector SPDR Fund	29,827,802,560	2,722,913,572	533,185,705	2,189,727,867
The Health Care Select Sector SPDR Fund	15,650,167,210	920,487,770	1,352,248,618	(431,760,848)
The Industrial Select Sector SPDR Fund	12,979,061,530	604,347,068	857,147,834	(252,800,766)
The Materials Select Sector SPDR Fund	4,950,026,407	40,103,411	353,124,754	(313,021,343)
The Real Estate Select Sector SPDR Fund	2,575,883,788	94,996,547	320,813,812	(225,817,265)
The Technology Select Sector SPDR Fund	18,002,921,181	2,816,431,880	421,252,241	2,395,179,639
The Utilities Select Sector SPDR Fund	7,895,581,483	58,435,507	871,585,898	(813,150,391)

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of March 31, 2018, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
The Consumer Discretionary Select Sector SPDR Fund	$123,282,193	$38,301,115	$87,955,922	$126,257,037
The Consumer Staples Select Sector SPDR Fund	93,977,979	—	96,261,356	96,261,356
The Energy Select Sector SPDR Fund	193,389,171	50,046,810	146,255,052	196,301,862
The Financial Select Sector SPDR Fund	9,692,292	—	9,899,715	9,899,715
The Health Care Select Sector SPDR Fund	1,464,237	—	1,497,788	1,497,788
The Industrial Select Sector SPDR Fund	72,425,630	25,677,260	47,880,078	73,557,338
The Materials Select Sector SPDR Fund	8,407,345	—	8,589,561	8,589,561
The Real Estate Select Sector SPDR Fund	35,745,430	—	36,623,000	36,623,000
The Technology Select Sector SPDR Fund	118,919,324	7,423,352	114,376,576	121,799,928
The Utilities Select Sector SPDR Fund	32,571,793	—	33,252,491	33,252,491

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2018:

		Remaining Contractual Maturity of the Agreements As of March 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	$38,301,115	$—	$—	$—	$38,301,115	$38,301,115
The Energy Select Sector SPDR Fund	Common Stocks	50,046,810	—	—	—	50,046,810	50,046,810
The Industrial Select Sector SPDR Fund	Common Stocks	25,677,260	—	—	—	25,677,260	25,677,260
The Technology Select Sector SPDR Fund	Common Stocks	7,423,352	—	—	—	7,423,352	7,423,352

10.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds’ were more broadly diversified.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018 (Unaudited)

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST

OTHER INFORMATION

March 31, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2017 to March 31, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Consumer Discretionary Select Sector SPDR Fund	0.13%	$1,131.80	$0.69	$1,024.30	$0.66
The Consumer Staples Select Sector SPDR Fund	0.13	987.60	0.64	1,024.30	0.66
The Energy Select Sector SPDR Fund	0.13	997.90	0.65	1,024.30	0.66
The Financial Select Sector SPDR Fund	0.13	1,075.10	0.67	1,024.30	0.66
The Health Care Select Sector SPDR Fund	0.13	1,001.10	0.65	1,024.30	0.66
The Industrial Select Sector SPDR Fund	0.13	1,056.40	0.67	1,024.30	0.66
The Materials Select Sector SPDR Fund	0.13	1,010.90	0.65	1,024.30	0.66
The Real Estate Select Sector SPDR Fund	0.13	980.20	0.64	1,024.30	0.66
The Technology Select Sector SPDR Fund	0.13	1,114.50	0.69	1,024.30	0.66
The Utilities Select Sector SPDR Fund	0.13	969.10	0.64	1,024.30	0.66

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdrs.com.

THE SELECT SECTOR SPDR TRUST

OTHER INFORMATION (continued)

March 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673).

TRUSTEES

Cheryl Burgermeister, Chairperson

George R. Gaspari

Ashley T. Rabun

James E. Ross

Ernest J. Scalberg

R. Charles Tschampion

INVESTMENT MANAGER AND ADMINISTRATOR

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

DISTRIBUTOR

ALPS Portfolio Solutions Distributor, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)

SSSPDRSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Disclosure of Audit Committees for Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 1, 2018

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 1, 2018